Commitments Commitments - Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014
Operating leases
Operating Leases Future Minimum Payments Due In 2015	$ 56
Operating Leases Future Minimum Payments Due In 2016	45
Operating Leases Future Minimum Payments Due In 2017	30
Operating Leases Future Minimum Payments Due In 2018	25
Operating Leases Future Minimum Payments Due In 2019	24
Operating Leases Future Minimum Payments Due Thereafter	147
Operating Leases Future Minimum Payments Due	327
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2015	231
Port Facilities And Other Contractual Commitments Due In 2016	188
Port Facilities And Other Contractual Commitments Due In 2017	141
Port Facilities And Other Contractual Commitments Due In 2018	110
Port Facilities And Other Contractual Commitments Due In 2019	70
Port Facilities And Other Contractual Commitments Due Thereafter	600
Port Facilities And Other Contractual Commitments Due	1,340
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2015	287
Leases And Other Future Minimum Payments Due In 2016	233
Leases And Other Future Minimum Payments Due In 2017	171
Leases And Other Future Minimum Payments Due In 2018	135
Leases And Other Future Minimum Payments Due In 2019	94
Leases And Other Future Minimum Payments Due Thereafter	747
Leases And Other Future Minimum Payments Due	$ 1,667